Schedule of condensed statements of cash flows (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from investing activities
Financial investments	R$ (54,120,000)	R$ (48,238,000)	R$ 45,170,000
Additions in investments	30,970,000	72,439,000	133,874,000
Additions to property, plant and equipment	338,137,000	226,325,000	367,883,000
Additions to intangible	4,546,000	10,225,000	4,711,000
from continuing operations	(2,412,444,000)	(1,593,998,000)	(1,488,083,000)
from discontinued operations	2,444,352,000	(73,573,000)	(175,568,000)
Net cash generated (used) from investing activities	31,908,000	(1,667,571,000)	(1,663,651,000)
Cash flow from financing activities
Net cash used in financing activities	(2,884,427,000)	(1,715,113,000)	(288,037,000)
Cash and cash equivalents at the beginning of the period	3,222,768
Cash and cash equivalents at the end of the period	3,472,845,000	3,222,768
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net cash generated from operating activities	2,892,312,000	761,050,000	688,443,000
Cash flow from investing activities
Financial investments	2,399,000	5,349,000	115,376,000
Loans and financing granted to related parties		(40,000,000)	(24,410,000)
Receipt of loans and financing granted to related parties	33,899,000	7,015,000	24,512,000
Additions in investments	(503,202,000)	(68,127,000)	(271,968,000)
Capital reduction of investees.	82,330,000	228,000
Additions to property, plant and equipment	(1,847,000)	(1,800,000)	(285,000)
Additions to intangible	(1,771,000)	(1,045,000)	(271,000)
from continuing operations	(388,192,000)	(98,380,000)	(157,046,000)
from discontinued operations	2,506,837,000
Net cash generated (used) from investing activities	2,118,645,000	(98,380,000)	(157,046,000)
Cash flow from financing activities
Issue of Debentures			500,000,000
Issue of loans with related parties		280,000,000	48,000,000
Amortization of principal - loans and financing		(38,500,000)	(115,500,000)
Amortization of principal - debentures	(300,000,000)	(300,000,000)	(853,400,000)
Amortization of loans obtained from related parties	(280,000,000)		(48,000,000)
Amortization of principal - Lease liabilities	(317,000)	(329,000)	(141,000)
Dividends and interest on capital paid	(3,847,288,000)	(586,445,000)	(352,055,000)
Net cash used in financing activities	(4,427,605,000)	(645,274,000)	(821,096,000)
Total effects on cash and cash equivalents	583,352,000	17,396,000	(289,699,000)
Cash and cash equivalents at the beginning of the period	42,700,000	25,304,000	315,003,000
Cash and cash equivalents at the end of the period	626,052,000	42,700,000	25,304,000
Change in cash and cash equivalents	R$ 583,352,000	R$ 17,396,000	R$ (289,699,000)